ORDINARY SHARES (Narrative) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Nov. 22, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2017
ORDINARY SHARES [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	293,059
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.4749
Restricted stock [Member]
ORDINARY SHARES [Line Items]
Number of ordinary shares converted to Class A ordinary shares	293,059
Awards vested	0	15,027
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	200,000
Restricted stock [Member] | Employees [Member]
ORDINARY SHARES [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Shares issued		34,206,939	38,756,289	33,990,680
Shares outstanding		34,206,939	38,756,289	33,990,680
Class C Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Shares issued		4,708,415	4,708,415	4,708,415
Shares outstanding		4,708,415	4,708,415	4,708,415